Long-Term Debt - Summary of Long-Term Debt (Parenthetical) (Detail)			3 Months Ended	12 Months Ended
	Jul. 21, 2022	Sep. 30, 2019	Jun. 30, 2023	Dec. 31, 2022
Permanent loan agreement, dated August 21, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing August 21, 2035 [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread			1.50%
Long term debt bearing variable interest rate percentage			4.75%
Permanent loan agreement, dated August 21, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing August 21, 2035 [Member] | Prime Rate [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread				1.50%
Long term debt bearing variable interest rate percentage				4.75%
Long term debt date of maturity				Aug. 21, 2035
Permanent loan agreement, dated October 1, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing October 1, 2035 [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread			1.50%
Long term debt bearing variable interest rate percentage			4.75%
Permanent loan agreement, dated October 1, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing October 1, 2035 [Member] | Prime Rate [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread				1.50%
Long term debt bearing variable interest rate percentage				4.75%
Long term debt date of maturity				Oct. 01, 2035
Term loan agreement dated September 30, 2019, LIBOR + 2.5%, maturing March 15, 2030 [Member] | London Interbank Offered Rate [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread		2.50%		2.50%
Long term debt date of maturity				Mar. 15, 2030
Term loan agreement dated February 3, 2020, LIBOR + 2.5%, maturing February 3, 2027 [Member] | London Interbank Offered Rate [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread				2.50%
Long term debt date of maturity				Feb. 03, 2027
Taxable industrial revenue bonds, dated July 21, 2022, 11.5% interest rates, maturing September 1, 2027 [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread			11.50%
Taxable industrial revenue bonds, dated July 21, 2022, 11.5% interest rates, maturing September 1, 2027 [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread				11.50%
Long term debt date of maturity	Sep. 01, 2027			Sep. 01, 2027
Taxable industrial revenue bonds, dated February 24, 2021, 6.5% interest rates, maturing February 21, 2040 | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread				6.50%
Long term debt date of maturity				Feb. 21, 2040
Various term loan agreements with earliest start at November 18, 2020, 3.89-4.52% interest rates, latest maturation on November 18, 2022 | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Long term debt date of maturity				Nov. 18, 2022
Various term loan agreements with earliest start at November 18, 2020, 3.89-4.52% interest rates, latest maturation on November 18, 2022 | Minimum [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Long term debt bearing variable interest rate percentage				3.89%
Various term loan agreements with earliest start at November 18, 2020, 3.89-4.52% interest rates, latest maturation on November 18, 2022 | Maximum [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Long term debt bearing variable interest rate percentage				4.52%
Various term loan agreements, with earliest start at September 9, 2021, 5-5.5% interest rates, latest maturation on November 17, 2027 [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Long term debt date of maturity				Nov. 17, 2027
Various term loan agreements, with earliest start at September 9, 2021, 5-5.5% interest rates, latest maturation on November 17, 2027 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long term debt bearing variable interest rate percentage			5.00%
Various term loan agreements, with earliest start at September 9, 2021, 5-5.5% interest rates, latest maturation on November 17, 2027 [Member] | Minimum [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Long term debt bearing variable interest rate percentage				5.00%
Various term loan agreements, with earliest start at September 9, 2021, 5-5.5% interest rates, latest maturation on November 17, 2027 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long term debt bearing variable interest rate percentage			5.50%
Various term loan agreements, with earliest start at September 9, 2021, 5-5.5% interest rates, latest maturation on November 17, 2027 [Member] | Maximum [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Long term debt bearing variable interest rate percentage				5.50%